Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) (10-K) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Accrued wages and welfare	$ 64,372	$ 61,776
Other tax payable		25,206
Rental payable	44,108	24,972
Other payables	118,590	118,963
Accrued expenses and other payables	$ 227,070	230,917
Operating Lease [Member]
Accrued wages and welfare		61,776	$ 84,677
Other tax payable		25,206	47,445
Rental payable		24,972
Other payables		118,963	127,715
Accrued expenses and other payables		$ 230,917	$ 259,837